Mizuho Financial Group, Inc., Parent Company (Condensed Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Assets:
Cash and due from banking subsidiaries	¥ 2,325,139	¥ 1,404,008
Interest-bearing deposits in banking subsidiaries	39,625,975	44,268,731
Other	5,965,879	5,276,004
Total assets	211,218,760	197,611,195	¥ 204,255,600
Liabilities and shareholders' equity:
Long-term debt	10,346,152	11,529,400
Other liabilities	6,998,395	5,932,706
Shareholders' equity	8,512,365	8,726,519
Total liabilities and equity	211,218,760	197,611,195
Parent Company
Assets:
Cash and due from banking subsidiaries	43,016	99,209
Interest-bearing deposits in banking subsidiaries	218	1,158
Long-term loans receivable from a banking subsidiary	6,539,819	5,110,248
Other	471,225	351,951
Total assets	16,298,634	14,879,953
Liabilities and shareholders' equity:
Short-term borrowings from a banking subsidiary	860,000	945,505
Long-term debt	6,555,053	5,145,286
Other liabilities	371,216	62,643
Shareholders' equity	8,512,365	8,726,519
Total liabilities and equity	16,298,634	14,879,953
Parent Company | Banking Subsidiaries
Assets:
Investments in subsidiaries and affiliated companies	8,104,662	7,905,018
Parent Company | Non Banking Subsidiaries And Affiliated Companies
Assets:
Investments in subsidiaries and affiliated companies	¥ 1,139,694	¥ 1,412,369